Summary of Significant Accounting Policies (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
Property, Plant and Equipment [Line Items]
Less accumulated depreciation	$ (79,000)	$ (60,000)
Fixed assets, net	143,826	29,706	$ 57,246
Lab Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 90,000	90,000	90,000
Less accumulated depreciation		(60,000)	(33,000)
Fixed assets, net		$ 30,000	$ 57,000
Lab Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years	3 years
Lab Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years	5 years